================================================================================

                              GARTMORE MUTUAL FUNDS

               Gartmore Global Technology and Communications Fund
                     Gartmore Global Financial Services Fund
                         Gartmore Global Utilities Fund
                      Gartmore Global Health Sciences Fund

                    Prospectus Supplement dated June 4, 2003
                        to Prospectus dated March 1, 2003

The disclosure with respect to the portfolio manager for the Gartmore Global Utilities Fund in the "Management" section on page 23 of the above noted Prospectus is deleted and replaced with the following:

GARTMORE GLOBAL UTILITIES FUND PORTFOLIO MANAGER: Brian O'Neill is primarily responsible for the investment management of the Fund. Mr. O'Neill joined Gartmore Investment Management plc, an affiliate of GGP, as a Senior Investment Manager on the Global Portfolio team in 1981 with responsibility for a variety of global funds.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

================================================================================